Other Income - Schedule of Other Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Income [Abstract]
Waste sales	$ 3,280	$ 4,781
Loss on disposal of fixed assets		(7,087)
Other, net	13,532	18,924
Total other income	$ 16,812	$ 16,618